Related party disclosures	12 Months Ended
Mar. 31, 2023
Related party disclosures

41. Related party disclosures

For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationship:

Nature of relationship	Name of related party

Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Anuj Kumar Sethi (appointed from October 18, 2019 till November 15, 2022)	Principal Accounting Officer
	Mr. Rohan Mittal (appointed from September 08, 2022)	Chief Financial Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora (resigned from the Board effective April 30, 2021)	Non-executive Director
	Mr. Sean Agarwal (resigned from the Board effective January 18, 2022)	Non-executive Director
	Mr. Sudhir Kumar Sethi (resigned from the Board effective June 30, 2020)	Non-executive Director
	Ms. Neelam Dhawan	Non-executive Director
	Mr. Roshan Mendis (appointed from January 17, 2022)	Non-executive Director
	Mr. Stephen Schifrin (appointed from May 1, 2021)	Non-executive Director
	Mr. Michael Kaufman (appointed from July 17, 2022)	Non-executive Director

Entities having significant influence	E-18 Limited (till March 31, 2021)
IDG Ventures India Advisors Private Limited (till March 31, 2021)
MAK Capital Fund, LP

Group Companies of entities having significant influence	Terrapin Partners, LLC
E-18 Limited (till March 31, 2021)
Reliance Retail Limited
Reliance Industries Limited
Reliance Jio Infocomm Limited
Reliance Payment Solutions Limited

Joint Venture Company	Adventure and Nature Network Private Limited

During the year, the Group entered into the following transactions and balances, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
Transactions during the year	2021	2022	2023
Group Companies of entities having significant influence
Communication expense	649	-	-
Entities having significant influence
Loan taken	-	-	821,900
Interest cost	-	-	42,838
Bank charges	-	-	47,765
Joint venture company
Rendering of services	(21)	-	-
Recovery of expenses	741	824	102
Loan given	19,500	2,500	1,000
Interest income	7,206	4,240	-
Commission expense	(1)	-	-

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

	March 31,
Balances as at (net of allowances)	2022	2023
Joint venture company
Trade receivable */**	-	530
Other financial assets**	-	-
Entities having significant influence
Unsecured loan from third party investor (refer to note 32)	-	821,900
Interest accrued	-	43,842

*	Trade receivables includes advance given against the future bookings amounting INR 530 (March 31, 2022: Nil). Provision for impairment on trade receivables INR Nil (March 31, 2022: INR 3,837). Closing balance of trade receivables (net of allowance) as of March 31, 2023 is INR 530 (March 31, 2022: INR Nil), refer to note 26.

**

Provision for impairment on loans to joint venture is INR 1,000 (March 31, 2022: INR 72,719). Cumulative provision for impairment on loans to joint venture as on March 31, 2023 is INR 73,719 (March 31, 2022: INR 72,719). Closing balance of loans to joint venture (net of allowance) as of March 31, 2023 is INR Nil (March 31, 2022: INR Nil), refer to note 27.

Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2021	2022	2023

Short-term employee benefits	27,462	35,019	44,749
Contributions to defined contribution plans	259	340	618
Profit linked bonus	16,130	-	6,765
Directors Sitting fee’s	10,846	10,516	14,345
Share based payment	53,330	157,715	114,632
Total compensation paid to key management personnel	108,027	203,590	181,109

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)